Stock Based Compensation	12 Months Ended
Dec. 31, 2012
Stock Based Compensation [Abstract]
STOCK BASED COMPENSATION
STOCK BASED COMPENSATION

MAALP accounts for stock based employee compensation plans in accordance with accounting standards governing stock based compensation. These standards require an entity to measure the cost of employee services received in exchange for an award of an equity instrument based on the award's fair value on the grant date and recognize the cost over the period during which the employee is required to provide service in exchange for the award, which is generally the vesting period. Any liability awards issued are remeasured at each reporting period.  Any common shares issued under MAA's stock based compensation plans result in MAALP issuing a corresponding OP Unit on a one-for-one basis. The Operating Partnership records its portion of the expenses presented below based on the allocation of General and Administrative expenses. See further discussion on allocation of General and Administrative expenses in Financial Statements and Supplementary Data – Notes to Consolidated Financial Statements, Note 1.

Incentive Plans Overview and Summary

MAA’s stock compensation plans consist of an employee stock purchase plan and a number of incentives provided to attract and retain independent directors, executive officers and key employees. Incentives are currently granted under the 2004 Stock Plan which was approved at the May 24, 2004 Annual Meeting of Shareholders. This plan replaced the 1994 Restricted Stock and Stock Option Plan (collectively, the “Plans”) under which no further awards may be granted as of January 31, 2004. The 1994 Restricted Stock and Stock Option Plan allowed for the grant of restricted stock and stock options up to a total of 2.4 million shares. The 2004 Stock Plan allows for the grant of restricted stock and stock options up to a total of 500,000 shares. MAA believes that such awards better align the interests of our employees with those of MAA's shareholders.

In general, restricted stock is earned based on either a service condition, performance condition, or a market condition, or a combination thereof, and vests ratably over multiple periods. Service based awards are earned when the employee remains employed over the requisite service period and are valued on the grant date based upon the market price of MAA common stock on the date of grant. Market based awards are earned when MAA reaches a specified stock price or specified return on the stock price (price appreciation plus dividends) and are valued on the grant date using a Monte Carlo simulation. Performance based awards are earned when MAA reaches certain operational goals such as EPS or FFO targets and are value based upon the market price of MAA common stock on the date of grant and considers the probability of reaching the stated targets. MAALP remeasures the fair value of the performance based awards each balance sheet date with adjustments made on a cumulative basis until the award is settled and the final compensation is known.

Compensation expense is generally recognized for service based awards using the straight-line method over the vesting period of the shares regardless of cliff or ratable vesting distinctions. Compensation expense for market and performance based awards is recognized using the accelerated amortization method with each vesting tranche valued as a separate award, with a separate vesting date, consistent with the estimated value of the award at each period end. Additionally, the Company adjusts compensation expense for estimated and actual forfeitures for all awards.

Awards that allow employees to sell shares of vested restricted stock back to MAA in excess of the amount required to cover the participant’s statutory minimum tax withholdings upon vesting of the shares require liability accounting and are marked to market each reporting period. Awards that do not allow for share repurchases are classified as equity and are generally valued based on grant date fair value and are not adjusted to market each reporting period.

Total compensation costs under the Plans were approximately $2,214,000, $4,038,000 and $3,731,000, of which $1,981,000, $3,612,000, and $3,306,000 was allocated to MAALP for the years ended December 31, 2012, 2011 and 2010, respectively. As of December 31, 2012, the total unrecognized compensation cost related to the Plans was approximately $2,513,000. This cost is expected to be recognized over the remaining weighted average period of 1.4 years and will be allocated to MAA subsidiaries including MAALP as part of the allocation of MAA General and administrative expenses. Any other unrecognized costs will be allocated in this same manner. Total cash paid for the settlement of plan shares totaled $995,000, $1,604,000, $321,000 for the years ended December 31, 2012, 2011, and 2010 respectively. Information concerning specific grants under the Plans is listed below.

Employee Stock Purchase Plan

The Mid-America Apartment Communities, Inc. Employee Stock Purchase Plan, or ESPP, provides a means for employees to purchase common stock of MAA at a discounted price. The Board of Directors has authorized the issuance of 150,000 shares for the plan. The ESPP is administered by the Compensation Committee of the Board of Directors who may annually grant options to employees to purchase up to an aggregate of 15,000 shares of common stock at a price equal to 85% of the market price of the common stock. Shares are purchased semi-annually on the last market day of June and December. The plan determines the purchase price using one of three measurement formulas based on the market activity during the measurement period. The variability caused by the combination of varying number of participants, market price fluctuations and potential changes in formula used each measurement period makes it not possible to reasonably estimate fair value at the grant date. During the years ended December 31, 2012, 2011 and 2010, 6,019 shares, 5,732 shares and 5,279 shares, respectively, were purchased through the ESPP. The plan does not meet the criteria to be a noncompensatory plan and therefore compensation cost of approximately $46,000, $59,000, and $44,000 was recognized for the years ended December 31, 2012, 2011 and 2010, respectively.

Options

All option awards made under the Plans have been granted with the exercise price equal to the market price on the date of grant. The options vest over five years of continuous service at a rate of 10%, 10%, 20%, 30% and 30%, and expire ten years from grant date. MAA issues new shares when options are exercised. Dividends are not paid on unexercised options.

The fair value of each option award is estimated on the grant date using the Black-Scholes method. Volatility is based on the historical volatility of MAA’s common stock. Expected life of the option is estimated using historical data to estimate option exercise and employee termination. MAA uses a U.S. constant-maturity Treasury close to the same expected life of the option to represent the risk-free rate. Turnover is based on the historical rate at which options are exercised. MAA uses its current dividend yield at the time of grant to estimate the dividend yield over the life of the option. No options were granted during 2012, 2011 or 2010.

No options were exercised or outstanding during the year ended December 31, 2012. Cash received from the exercise of options for the year ended December 31, 2011 and 2010 was approximately $407,000 and $174,000, respectively.

Key Management 2002 Restricted Stock Plan

In 2002, MAA issued 97,881 restricted shares of common stock to key managers and executive officers with a grant date fair value of $25.65 per share. The grant date fair value was determined by the closing trading price of MAA’s shares on the day prior to the date of the grant. These shares vest 20% on March 31 of each year for five consecutive years beginning in 2008. Recipients receive dividend payments on the shares of restricted stock prior to vesting. This plan was modified on August 2, 2011 recategorizing 7,316 of the shares previously categorized as a liability to equity due to the discontinuation of a practice allowing participants to sell shares of vested restricted stock back to MAA in excess of the amount required to cover the participant’s taxes upon vesting of the shares. No other plan terms were changed. The new grant date fair value for these shares is $69.37 per share.The grant date fair value was determined by the closing trading price of MAA’s shares on the modification date. All remaining shares were earned and issued by the modification date and therefore the valuation was calculated on issued plan shares adjusted for forfeitures based on the historical experience for turnover by the key managers and executive officers. No additional compensation cost was recognized as a result of this modification.

A summary of the status of the Key Management 2002 Restricted Stock Plan nonvested shares as of December 31, 2012, and the changes for the year ended December 31, 2012, is presented below:

Nonvested Shares	Shares	Weighted Average Grant Date Fair Value
Nonvested at January 1, 2012	16,379	$45.17
Granted	—	—
Vested	(16,379)	45.17
Forfeited	—	—
Nonvested at December 31, 2012	—	$—

As of December 31, 2012, there was no unrecognized compensation cost related to nonvested shares granted. The total fair value of equity shares vesting plus the settlement of liabilities during the years ended December 31, 2012, 2011 and 2010 was approximately $740,000, $702,000 and $611,000, respectively.

Director Restricted Stock Plan

Non-employee Directors elected to the Board of Directors receive an annual grant of restricted shares of common stock. The annual grants were equivalent to $40,000 per non-employee Director in 2010, $50,000 per non-employee Director in 2011, and $60,000 per non-employee Director in 2012. Directors have the right to receive their grants either in restricted shares of common stock of MAA that will vest after one year of service on the Board of Directors or have them issued into a deferred compensation plan.

A summary of the status of the Director Restricted Stock Plan nonvested restricted shares of common stock as of December 31, 2012, and the changes for the year ended December 31, 2012, is presented below:

Nonvested Shares	Shares	Weighted Average Grant-Date Fair Value
Nonvested at January 1, 2012	2,976	$67.16
Granted and issued	5,340	67.36
Vested	(2,976)	67.16
Forfeited	—	—
Nonvested at December 31, 2012	5,340	$67.36

As of December 31, 2012, there was approximately $166,000 of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted. This cost is expected to be recognized over the remaining weighted average period of 0.2 years. The total fair value of shares vesting during the years ended December 31, 2012, 2011 and 2010, was approximately $200,000, $200,000 and $120,000, respectively.

Key Management 2008 Restricted Stock Plan

In 2008, the Board of Directors adopted the 2008 Key Management Restricted Stock Plan, or the 2008 Plan, a long-term incentive program for key managers and executive officers. The 2008 Plan consists of both an annual and three year program. Under the annual program participants can earn both service and market based shares of restricted stock. The service based shares are awarded at the beginning of the 2008 Plan with the timing of vesting dependent on employment and total shareholder return performance. The earning of restricted shares under the market based program is based on employment and total shareholder return performance. No shares were earned through the annual market program. Participation in the three year program is limited to the executive officers and awards shares of restricted stock based upon both MAA’s total shareholder return performance over a three year period and that performance in relation to that of MAA’s peers. Any shares earned through the three year program were issued on January 3, 2012 and will vest 25% annually beginning on January 1, 2013. Recipients will receive dividend payments on any restricted shares of common stock earned and issued during the restriction periods. On July 1, 2008, MAA issued 15,920 restricted shares of common stock under the annual service based program of the 2008 Plan. On January 3, 2012, MAA issued 17,343 restricted shares of common stock under the three year program of the 2008 Plan.

The fair value of the stock award was estimated on the grant date using a multifactor Monte Carlo simulation. The valuation used an interest rate term structure as of July 1, 2008 based on a zero coupon risk-free rate to represent the risk-free rate for the simulation which varied between 1.95% for 0.25 years to 3.24% for 4.00 years. The dividend yield assumption was 4.669% and was based on the closing stock price of $52.69 on July 1, 2008. Volatility for MAA and our peers was obtained by using a blend of both historical and implied volatility calculations. Historical volatility was based on the standard deviation of daily total continuous returns and implied volatility was based on the trailing month average of interpolating between the volatilities implied by stock call option contracts that were closest to the terms and closest to the money. Volatility for MAA was 34.87% for year 1, 30.92% for year 2, 29.63% for year 3, and 28.61% for year 4. Volatilities for our peers ranged from 25.05% to 49.94%. The requisite service period of the 2008 Plan is based on the criteria for the separate programs and is 5.5 years for the annual service based program, 2.5 years for the annual market based program and 7.5 years for the three-year program. Turnover is based on the historical experience for the key managers and executive officers.

This plan was modified on August 2, 2011, recategorizing 6,374 of the shares previously categorized as a liability to equity due to the discontinuation of a practice allowing participants to sell shares of vested restricted stock back to MAA in excess of the amount required to cover the participant’s taxes upon vesting of the shares. No other plan terms were changed. The new grant date fair value for these shares is $69.37 per share. The grant date fair value was determined by the closing trading price of MAA’s shares on the modification date as all market conditions had been determined at such time. The measurement period was completed and all earned shares were issued by the modification date and the valuation was calculated on issued plan shares adjusted for forfeitures based on the historical experience for turnover by the key managers and executive officers. No additional compensation cost was recognized as a result of this modification.

A summary of the status of the Key Management 2008 Restricted Stock Plan nonvested restricted shares of common stock as of December 31, 2012, and the changes for the year ended December 31, 2012, is presented below:

Nonvested Shares	Shares	Weighted Average Grant Date Fair Value
Nonvested at January 1, 2012	11,089	$63.20
Issued	17,343	52.69
Vested	(11,492)	56.56
Forfeited	(260)	69.37
Nonvested at December 31, 2012	16,680	$56.75

As of December 31, 2012, there was approximately $234,000 of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted. The $234,000 unrecognized cost will be recognized accordingly over the remaining weighted average period of 1.0 years. The total fair value of equity shares vesting plus the settlement of liabilities during the years ended December 31, 2012 and 2011 was approximately $650,000 and $230,000, respectively. No shares vested or were settled during the years ended December 31, 2010.

Key Management 2010 Restricted Stock Plan

In 2010, the Board of Directors adopted the 2010 Key Management Restricted Stock Plan, or the 2010 Plan, a long-term incentive program for key managers and executive officers. Under the 2010 Plan participants can earn both service and market based shares of restricted stock. The service based shares are awarded at the beginning of the 2010 Plan with the timing of vesting dependent on employment and total shareholder return performance. The earning of restricted shares under the market program is based on employment and total shareholder return performance. Recipients receive dividend payments on any shares of restricted stock earned and issued during the restriction periods. On March 23, 2010, MAA issued 18,171 shares of restricted stock under the service based program of the 2010 Plan. On January 3, 2011, MAA issued 37,002 shares of restricted stock under the market program of the 2010 Plan. All shares, including service shares, vest 50% annually beginning on January 1, 2011.

The fair value of the stock award was estimated on the grant date using a Monte Carlo simulation. The valuation used an interest rate term structure as of March 23, 2010 based on a zero coupon risk-free rate to represent the risk-free rate for the simulation which varied between 0.14% for 0.25 years to 0.41% for 1.0 year. The dividend yield assumption was 4.52% and was based on the closing stock price of $54.38 on March 23, 2010. Volatility for MAA was obtained by using a blend of both historical and implied volatility calculations. Historical volatility was based on the standard deviation of daily total continuous returns and implied volatility was based on the trailing month average of interpolating between the volatilities implied by stock call option contracts that were closest to the terms and closest to the money. Volatility for MAA was 24.12% for 0.50 years, 27.14% for 0.75 years and 35.65% for 1.00 year. The requisite service period of the 2010 Plan is based on the criteria for the separate programs and is 1.79 years for the service and market based programs. Turnover is based on the historical experience for the key managers and executive officers.

This plan was modified on August 2, 2011 recategorizing 18,720 of the shares previously categorized as a liability to equity due to the discontinuation of a practice allowing participants to sell shares of vested restricted stock back to MAA in excess of the amount required to cover the participant’s taxes upon vesting of the shares. No other plan terms were changed. The new grant date fair value of these shares is $69.37 per share. The grant date fair value was determined by the closing trading price of MAA’s shares on the modification date. The measurement period was completed and all earned shares were issued by the modification date and the valuation was calculated on issued plan shares adjusted for forfeitures based on the historical experience for turnover by the key managers and executive officers. No additional compensation cost was recognized as a result of this modification.

A summary of the status of the Key Management 2010 Restricted Stock Plan nonvested restricted shares of common stock as of December 31, 2012, and the changes for the year ended December 31, 2012, is presented below:

Nonvested Shares	Shares	Weighted Average Grant Date Fair Value
Nonvested at January 1, 2012	26,712	$64.88
Issued	—	—
Vested	(26,712)	64.88
Forfeited	—	—
Nonvested at December 31, 2012	—	$—

As of December 31, 2012, there was no unrecognized compensation cost related to nonvested share-based compensation arrangements granted. The total fair value of equity shares vesting plus the settlement of liabilities during the years ended December 31, 2012 and 2011 was approximately $1,733,000 and $1,689,000, respectively. No shares vested or were settled during the year ended December 31, 2010.

2010 Executive Restricted Stock Plan

In 2010, The Board of Directors of MAA approved a restricted stock grant for certain members of executive management. On March 23, 2010, MAA issued 2,710 shares of restricted common stock to those executive officers with a grant date fair value of $54.38 per share. The grant date fair value was determined by the closing trading price of MAA’s shares on the date of the grant. These shares vest 1/3rd annually beginning on March 23, 2011. Recipients receive dividend payments on the shares of restricted stock prior to vesting.
 A summary of the status of the 2010 Executive Restricted Stock Plan nonvested shares as of December 31, 2012, and the changes for the year ended December 31, 2012, is presented below:

Nonvested Shares	Shares	Weighted Average Grant-Date Fair Value
Nonvested at January 1, 2012	1,806	$54.38
Issued	—	—
Vested	(1,172)	54.38
Forfeited	—	—
Nonvested at December 31, 2012	634	$54.38

As of December 31, 2012, there was approximately $8,000 of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted. This cost is expected to be recognized over the remaining weighted average period of 0.1 years. The total fair value of shares vesting during the years ended December 31, 2012 and 2011 was approximately $64,000 and $49,000, respectively. No shares vested during the year ended December 31, 2010.

Key Management 2011 Restricted Stock Plan

In 2011, the Board of Directors adopted the 2011 Key Management Restricted Stock Plan, or the 2011 Plan, a long-term incentive program for key managers and executive officers. Under the 2011 Plan participants can earn both performance and market based shares of restricted stock. The earning of restricted shares under the performance program is based on employment and relative FFO per share performance. The earning of restricted shares under the market program is based on employment and both absolute and relative total shareholder return performance. On March 1, 2012 MAA issued 25,355 shares of restricted stock that vest 50% annually beginning on March 1, 2012. Recipients will receive dividend payments on any shares of restricted stock earned and issued during the restriction periods.

The fair value of the performance based stock award was estimated using the grant date stock price of $63.96 and the probability of MAA reaching the plan’s FFO targets. The fair value of the market based stock award was estimated on the grant date using a Monte Carlo simulation. The valuation used an interest rate term structure as of January 3, 2011 based on a zero coupon risk-free rate to represent the risk-free rate for the simulation which varied between 0.13% for 0.25 years to 0.28% for 1.0 year. The dividend yield assumption was 3.92% for MAA and was based on the closing stock price of $63.96 on January 3, 2011. Volatility for MAA was obtained by using a blend of both historical and implied volatility calculations. Historical volatility was based on the standard deviation of daily total continuous returns and implied volatility was based on the trailing month average of interpolating between the volatilities implied by stock call option contracts that were closest to the terms and closest to the money. Volatility for MAA was 22.56% for six months, 24.14% for nine months and 23.46% for twelve months. The requisite service period of the 2011 Plan is based on the criteria for the separate programs and is 2.2 years. Turnover is based on the historical experience for the key managers and executive officers.

This plan was modified on August 2, 2011 recategorizing shares for 52 participants previously categorized as a liability to equity due to the discontinuation of a practice allowing participants to sell shares of vested restricted stock back to MAA in excess of the amount required to cover the participant’s taxes upon vesting of the shares. No other plan terms were changed. The new grant date fair value is $69.37 per share. The grant date fair value was determined by the closing trading price of MAA’s shares on the modification date. The fair value of the modified performance based award was estimated using the grant date stock price of $69.37 and the probability of MAA reaching the plan’s FFO targets. The fair value of the modified market based award was estimated on the grant date using a Monte Carlo simulation. The valuation used an interest rate term structure as of August 2, 2011 based on a zero coupon risk-free rate to represent the risk-free rate for the simulation which varied between 0.06% for 0.25 years to 0.16% for 1.00 year. The dividend yield assumption was 3.618% for MAA and was based on the closing stock price of $69.37 on August 2, 2011. Volatility for MAA was obtained by using a blend of both historical and implied volatility calculations. Historical volatility was based on the standard deviation of daily total continuous returns and implied volatility was based on the trailing month average of interpolating between the volatilities implied by stock call option contracts that were closest to the terms and closest to the money. Volatility for MAA was 18.47% for six months, 18.16% for nine months and 18.71% for twelve months. The requisite service period of the modified 2011 Plan is based on the criteria for the separate programs and is 1.6 years. Turnover is based on the historical experience for the key managers and executive officers. No additional compensation cost was recognized as a result of this modification.

A summary of the status of the 2011 Plan nonvested shares as of December 31, 2012, and the changes for the year ended December 31, 2012, is presented below:

Nonvested Shares	Shares	Weighted Average Grant-Date Fair Value
Nonvested at January 1, 2012	—	$—
Issued	25,355	68.68
Vested	(13,559)	68.62
Forfeited	(775)	69.37
Nonvested at December 31, 2012	11,021	$68.72

As of December 31, 2012, there was approximately $89,000 of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted. MAA’s policy is to recognize compensation cost over the requisite service period for each portion of an award which contains a market or performance condition. The $89,000 unrecognized cost will be recognized accordingly over the remaining weighted average period of 0.1 years. The total fair value of shares vesting during the year ended December 31, 2012 was approximately $930,000. No equity shares vested and no liabilities settled during the years ended December 31, 2011 and 2010.

Key Management 2012 Restricted Stock Plan

In 2012, the Board of Directors adopted the 2012 Key Management Restricted Stock Plan, or the 2012 Plan, a long-term incentive program for key managers and executive officers. Under the 2012 Plan participants can earn both service and market based shares of restricted stock. The earning of restricted shares under the market program is based on employment and both absolute and relative total shareholder return performance during 2012. Any market and service based shares earned will be issued on January 10, 2013 and will vest 25% annually beginning on January 10, 2014. Recipients will receive dividend payments on any shares of restricted stock earned and issued during the restriction periods.

The fair value of the market stock award was estimated on the January 3, 2012 grant date using a Monte Carlo simulation. The valuation used an interest rate term structure as of January 3, 2012 based on a zero coupon risk-free rate to represent the risk-free rate for the simulation which varied between 0.00% for 0.25 years to 0.17% for 1.0 year. The dividend yield assumption was 4.19% for MAA and was based on the closing stock price of $62.55 on December 30, 2011. Volatility for MAA was obtained by using a blend of both historical and implied volatility calculations. Historical volatility was based on the standard deviation of daily total continuous returns and implied volatility was based on the trailing month average of daily implied volatilities interpolating between the volatilities implied by stock call option contracts that were closest to the terms shown and closest to the money. Volatility for MAA was 31.17% for one year, and 29.65% for two years. The requisite service period of the 2012 Plan is based on the criteria for the separate programs according to the four year vesting schedule. Turnover is based on the historical experience for the key managers and executive officers.

As of December 31, 2012, there was approximately $2,017,000 of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted. MAA's policy is to recognize compensation cost over the requisite service period for each portion of an award. The $2,017,000 unrecognized cost will be recognized accordingly over the remaining weighted average period of 1.6 years. No shares were issued or have vested as of December 31, 2012.